Workers Compensation (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers' comp deposit	$ 8,238,000	$ 3,874,000
Workers' comp deposit from discontinued operations	(7,249,000)	(3,681,000)
Workers' comp deposit from continuing operations	989,000	193,000
Less Current Amount	(235,000)	(83,000)
Long Term Balance	754,000	110,000
Everest Program One [Member]
Workers' comp deposit		1,516,000
Workers' comp deposit from discontinued operations		(1,441,000)
Workers' comp deposit from continuing operations		75,000
Less Current Amount		(32,000)
Long Term Balance		43,000
Sunz Program One [Member]
Workers' comp deposit	8,238,000	2,358,000
Workers' comp deposit from discontinued operations	(7,249,000)	(2,240,000)
Workers' comp deposit from continuing operations	989,000	118,000
Less Current Amount	(235,000)	(51,000)
Long Term Balance	$ 754,000	$ 67,000